Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, Net [Abstract]
Doubtful accounts provision	$ 2,887,754	$ 3,847,426	$ 1,514,559